Equity Securities	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity Securities

8. Equity Securities

On June 4, 2019, our shareholders approved an amendment to our articles of incorporation increasing our authorized no par value common shares from 200,000,000 to 300,000,000. The Board of Directors has the authority to establish the rights, preferences, privileges and restrictions granted to and imposed upon the holders of preferred stock and common stock.

Common Stock Issuable

For the twelve months ended December 31, 2020 our non-employee members of our Board were compensated $0.1 million and $0.1 million was accrued for future stock option grants at December 31, 2020. Stock option grants were suspended in 2021.